Average Annual Total Returns{- Fidelity® Growth Strategies Fund} - 11.30 Fidelity Growth Strategies Fund - Retail PRO-07 - Fidelity® Growth Strategies Fund	Fidelity Growth Strategies Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Growth Strategies Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Growth Strategies Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Growth Strategies Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Growth Strategies Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Growth Strategies Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Growth Strategies Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Growth Strategies Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Growth Strategies Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS012 Past 1 year	RS012 Past 5 years	RS012 Past 10 years
Total	21.43%	19.40%	16.25%	17.85%	17.98%	15.51%	15.25%	15.69%	13.78%	12.73%	19.83%	16.63%